UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  February 28, 2011

Item 1. Reports to Stockholders.

PERFORMANCE TRUST
MUTUAL FUNDS

Semi-Annual Report | February 28, 2011

Performance Trust Total Return Bond Fund (Symbol: PTIAX)

© 2011. Performance Trust Investment Advisors. All Rights Reserved.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholder,

This is our first semi-annual letter to shareholders, as Performance Trust Total Return Bond Fund (PTIAX)  was launched on August 31, 2010. During the first six months ended February 28, 2011, PTIAX increased in value by 7.69%. On page 3, you will see performance presented in a form that is standard for the investment management industry.

Market Perspective
Over the past six months, a number of events have conspired to produce a volatile period for financial markets. Some events were economic, such as the Fed’s “QE2” program or the periodic purchasing, income, and employment data showing a continued recovery in the United States economy. Others were of a political nature, including the unrest and regime change in the Middle East and the change of control in the U.S. House of Representatives. Still others could not be predicted, such as the earthquake and tsunami that continues to disrupt life in Japan.

These events occurred, and in some ways contributed to, higher interest rates on Treasury bonds. For example, the benchmark 10-year Treasury, rose in yield from 2.57% on September 1, 2010 to 3.47% on March 31, 2011. Typically, bond prices fall as interest rates rise, which is why this investment risk is known as interest rate risk. The other main risk that fixed-income investors take is credit risk. When mispriced, it is possible to receive relatively high coupon income plus benefit from a narrowing in credit risk spreads. These two factors, high coupons and narrowing credit spreads, can produce positive total return in bond funds and can overwhelm the negative impact of rising interest rates. As we surveyed the fixed-income landscape over the past six months, we believed that investments in mispriced credit risk would produce the best return for our investors. We found those investments in two broad sectors: non-agency residential mortgage-backed securities (RMBS) and municipal bonds. While these sectors may seem unrelated, they are related by one particular characteristic. In both sectors, prices have been influenced by “forced selling,” which allowed us to purchase securities below our estimate of their value. That is, we believed the credit risk in these sectors was mispriced. As of March 31, 2011, 50% of the PTIAX portfolio is invested in RMBS and 25% in municipal bonds. The remaining 25% is in short-term investments, which we will deploy as we see further mispricing of credit risk. So far, our RMBS investments have produced most of the total return for PTIAX since inception, and we  have a small total return gain on the municipal bonds. In summary, Treasury bonds lose value as interest rates rise, and other bonds will do so in a rising rate environment if the price of credit risk does not change. However, it is also possible to invest opportunistically in sectors in which credit risk is mispriced to an extent that it overwhelms the negative effect of rising interest rates. Executing our mispriced credit risk strategy explains the returns we have generated to date and we will seek to continue to adhere to this strategy as markets give us opportunities over time.

Peter B. Cook, CFA
Chief Investment Officer, Performance Trust Investment Advisors

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The fund may invest in real estate investment trusts (REITs) which involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options and swap positions held in the Fund may be illiquid and the fund manager may have difficulty closing out a position.

Past performance does not guarantee future results.

The information provided herein represents the opinion of Peter B. Cook and is not intended to be a forecast of future events,  a guarantee of future results, nor investment advice.

CFA® is a registered trademark owned by the CFA institute.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 2

GROWTH OF PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX0

Performance Trust Total Return Bond Fund (Unaudited)
Total Return vs. Barclays Capital Aggregate Bond Index

Total Returns—For the Period Ended February 28, 2011 (Unaudited)

SINCE INCEPTION AUGUST 31, 2010
Performance Trust Total Return Bond Fund	7.69%
Barclays Capital Aggregate Bond Index	-0.83%

The Barclays Capital Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The Barclays Capital Aggregate Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on August 31, 2010, the inception date for the Fund. Returns shown include the reinvestment of all fund distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment performance reflects fee waivers in effect. In absence of such waivers, total returns  would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown.
Performance data current to the most recent month  end may be obtained by calling 1 (877) 738-9095 or  by visiting www.PTIAfunds.com.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 3

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)

Allocation of Portfolio Holdings % of Investments
Period Ended February 28, 2011

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 4

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2011 (unaudited)

Assets
Investments, at value (cost $17,916,728)	$18,640,748
Dividends and interest receivable	89,195
Receivable for investments sold	249,411
Receivable from Adviser	864
Receivable for Fund shares sold	48,965
Other assets	12,140
Total Assets	19,041,323

Liabilities
Distribution payable to shareholders	26,836
Payable for Fund shares redeemed	23,958
Payable to custodian	323
Payable to affiliates	24,301
Accrued expenses and other liabilities	13,513
Total Liabilities	88,931

Net Assets	$18,952,392
Net Assets Consist of:
Paid-in capital	$18,141,502
Accumulated net investment income	55,206
Accumulated net realized gain on investments	31,664
Net unrealized appreciation on investments	724,020
Net Assets	$18,952,392

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	892,229

Net asset value, redemption price and offering price per share	$21.24
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 5

STATEMENT OF INVESTMENTS
February 28, 2011 (unaudited)

	PRINCIPAL
	AMOUNT	VALUE
Mortgage Backed Securities–49.18%

Banc of America Alternative Loan Trust
2005-5, 6.000%, 06/25/2035	425,036	$335,087
5.75000, 5.750%, 12/25/2035	522,000	414,541

Bear Stearns Asset Backed
Securities Trust
A-1, 4.500%, 07/25/2033 (a)	103,348	97,098

Citicorp Mortgage Securities Inc.
5.50000, 5.500%, 02/25/2026	216,448	210,297
5.75000, 5.750%, 06/25/2036	558,450	531,263

Citigroup Mortgage Loan Trust Inc.
2005-5, 5.000%, 08/25/2035	534,327	518,240

Countrywide Alternative Loan Trust
2005-21CB, 5.250%, 06/25/2035	101,000	81,844
2005-J13, 5.500%, 11/25/2035	491,838	429,000
2005-73CB, 6.250%, 01/25/2036	253,000	198,509

Countrywide Home Loan Mortgage
Pass-Through Trust
2005-20, 5.250%, 12/25/2027	191,014	171,383
2004-HYB5, 3.026%, 04/20/2035 (a)	763,256	548,570

Credit Suisse First Boston Mortgage
Securities Corp.
2005-10, 5.750%, 11/25/2035	120,000	105,393

Credit Suisse Mortgage Capital Certificates
2006-8, 5.500%, 10/25/2021	435,882	369,626
2006-3, 6.000%, 04/25/2036	351,000	286,375
2006-4, 7.000%, 05/25/2036	154,857	99,691
2007-3, 5.500%, 04/25/2037	271,826	247,618

Deutsche ALT-A Securities Inc.
Alternate Loan Trust
6.00000, 6.000%, 10/25/2021	176,640	155,032

First Horizon Alternative
Mortgage Securities
2006-FA6, 5.750%, 11/25/2021	155,540	150,571

GSAA Trust
2006-6, 6.121%, 03/25/2036 (a)	143,728	90,206

GSR Mortgage Loan Trust
2005-1F, 6.000%, 01/25/2035	86,291	89,535

Indymac Index Mortgage Loan Trust
2005-AR19, 5.164%, 10/25/2035 (a)	312,670	255,775

JP Morgan Alternative Loan Trust
2005-S1, 5.000%, 12/25/2035	164,305	141,394
2005-S1, 5.500%, 12/25/2035	490,109	424,113
2006-S2, 6.050%, 05/25/2036 (a)	166,100	131,226

JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	643,561	629,002

Lehman Mortgage Trust
2006-2, 6.527%, 04/25/2036 (a)	281,351	281,439

Lehman XS Trust
2005-1, 1.756%, 07/25/2035 (a)	348,949	278,026
2005-6, 5.420%, 11/25/2035 (a)	737,531	733,750

Mastr Seasoned Securities Trust
2005-2, 4.401%, 10/25/2032 (a)	284,047	262,628

	PRINCIPAL
	AMOUNT	VALUE
Morgan Stanley Mortgage Loan Trust
2-A, 3.030%, 01/25/2035 (a)	83,117	64,739

Residential Asset Securitization Trust
5.50000, 5.500%, 10/25/2035	664,106	553,335

Structured Asset Securities Corp
5.00000, 5.000%, 05/25/2035	221,007	230,144

Washington Mutual Alternative Mortgage
Pass-Through Certificates
2005-4, 5.500%, 06/25/2035	153,464	135,503
2005-9, 5.500%, 11/25/2035	100,000	71,460
Total Mortgage Backed Securities
(Cost $8,602,043)		9,322,413

Municipal Bonds–26.77%

Carmel Redevelopment Authority
5.000%, 02/01/2024	370,000	376,826

Du Page & Cook Counties Community
Unit School District No. 205 Elmhurst
5.250%, 01/01/2025	300,000	316,299

Florida State Board of Education
5.000%, 06/01/2028	750,000	782,670

Franklin Community Multi-School
Building Corp.
5.000%, 01/10/2023	400,000	420,528

Gateway School District
Alleghany County
5.000%, 07/15/2027	455,000	469,992

Indianapolis Local Public Improvement
Bond Bank
5.000%, 01/01/2027	750,000	779,798

Lake County Community Consolidated
School District No. 50 Woodland
5.750%, 01/01/2030	480,000	489,706

North East Independent
School District/TX
5.000%, 02/01/2020	500,000	547,945

South Carolina State Public
Service Authority
5.375%, 01/01/2028	825,000	888,484
Total Municipal Bonds (Cost $5,068,598)		5,072,248

Short-Term Investments–22.41%
Money Market Funds–22.41%
First American Treasury Obligations
Fund, 0.000% (a)	4,246,087	4,246,087
Total Short-Term Investments
(Cost $4,246,087)		4,246,087

Total Investments (Cost $17,916,728)–98.36%	18,640,748
Other Assets in Excess of Liabilities–1.64%	311,644
Total Net Assets–100.00%	$18,952,392

Percentages are stated as a percent of net assets.
(a)Variable rate security; the rate shown represents the rate at February 28, 2011.
The accompanying notes are an intergral part of these financial statements.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 6

STATEMENT OF OPERATIONS
February 28, 2011(1) (unaudited)

Investment Income
Interest income	$368,190
Total Investment Income	368,190

Expenses
Advisory fees	45,988
Administration fees	32,942
Transfer agent fees and expenses	13,394
Federal and state registration fees	11,946
Audit and tax fees	8,688
Fund accounting fees	6,335
Chief Compliance Officer fees and expenses	5,973
Legal fees	4,887
Reports to shareholders	2,896
Trustees’ fees and related expenses	2,715
Custody fees	2,534
Other expenses	543
Total Expenses	138,841
Less waivers and reimbursement by Adviser (Note 3)	(66,027)
Net Expenses	72,814

Net Investment Income	295,376

Realized and Unrealized Gain on Investments
Net realized gain from investments	42,277
Change in net unrealized appreciation from investments	724,020
Net Realized and Unrealized Gain on Investments	766,297

Net Increase in Net Assets from Operations	$1,061,673

(1) The Fund commenced operations on August 31, 2010.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 7

STATEMENT OF CHANGES IN NET ASSETS
Period Ended February 28, 2011(1) (unaudited)

Net investment income	$295,376
Net realized gain from investments	42,277
Change in net unrealized appreciation from investments	724,020
Net increase in net assets from operations	1,061,673

From Distributions
Net investment income	(240,170)
Net realized gain on investments	(10,613)
Net decrease in net assets resulting from distributions paid	(250,783)

From Capital Share Transactions
Proceeds from shares sold	20,027,159
Proceeds from dividends reinvested	102,621
Costs for shares redeemed	(1,988,278)
Net increase in net assets from capital share transactions	18,141,502

Total Increase In Net Assets	18,952,392

Net Assets
Beginning of period	—
End of period	$18,952,392

Accumulated Net Investment Income	$55,206

(1) The Fund commenced operations on August 31, 2010.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 8

FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period // Period Ended February 28, 2011(1) (unaudited)

Net Asset Value, Beginning of Period	$20.00

Income from investment operations
Net investment income(2)	0.39
Net realized and unrealized gain on investments	1.14
Total from investment operations	1.53

Less distributions paid
From net investment income	(0.28)
From net realized gain on investments	(0.01)
Total distributions paid	(0.29)

Net Asset Value, End of Period	$21.24

Total Return(3)	7.69%

Supplemental Data and Ratios
Net assets at end of period (000’s)	$18,952

Ratio of expenses to average net assets
Before waiver and expense reimbursement(4)	1.81%
After waiver and expense reimbursement(4)	0.95%

Ratio of net investment income to average net assets
Before waiver and expense reimbursement(4)	2.99%
After waiver and expense reimbursement(4)	3.85%

Portfolio turnover rate(3)	38.49%

(1) The Fund commenced operations on August 31, 2010.
(2) Per share net investment loss has been calculated using the daily average shares outstanding method.
(3) Not annualized.
(4) Annualized.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 9

NOTES TO FINANCIAL STATEMENTS
February 28, 2011 (unaudited)

1. Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Total Return Bond Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on August 30, 2010 and commenced operations on August 31, 2010. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Performance Trust Investment Advisors, LLC (the “Adviser”).

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a. Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available,  any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These  fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price  may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

» Level 1: Quoted prices in active markets for  identical securities.
» Level 2 : Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
» Level 3 : Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 10

NOTES TO FINANCIAL STATEMENTS
February 28, 2011 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2011.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Fixed-Income
Mortgage-Backed
Securities	$-	$9,322,413	$-	$9,322,413

Municipal Bonds	-	5,072,248	-	5,072,248
Total Fixed-Income	-	14,394,661	-	14,394,661

Short-Term
Investments	4,246,087	-	-	4,246,748

Total Investments
in Securities	$4,246,087	$14,394,661	-	$18,440,748

During the period ended February 28, 2011, no securities were transferred into or out of Level 1  or 2. The Fund held no Level 3 securities during  the period.

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the period presented.

b. Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended February 28, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognized interest and penalties, if any, related to uncertain tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the tax period since the commencement of operations.

c. Distributions to Shareholders
The Fund will distribute any net investment income monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains.

All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

d. Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e. Share Valuation
The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

f. Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.

g. Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the basis of indentified carrying value. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. Investment Adviser
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.60% of the Fund’s average daily net assets.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 11

NOTES TO FINANCIAL STATEMENTS
February 28, 2011 (unaudited)

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through August 30, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 0.95% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the period ended February 28, 2011, expenses of $66,027 were waived or reimbursed by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

February 28, 2014  $66,027

4. Related Party Transactions
A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC  (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter. The Chief Compliance Officer is also an employee of USBFS. For the period ended February 28, 2011, the Fund was allocated $5,973 of the Trust’s Chief Compliance Officer fee.

5. Capital Share Transactions
Transactions in shares of the Fund were as follows:

Shares Sold	981,862
Shared Reinvested	4,918
Shares Redeemed	(94,551)
Net Increase	892,229

(1) The Fund commenced operations on August 31, 2010.

6. Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund  for the period ended February 28, 2011, are  summarized below.

Purchases
U.S. Government	$1,313,809
Other	$16,120,918

Sales
U.S. Government	$1,307,170
Other	$2,341,580

7. New Tax Law
On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Ad’) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows: New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains. Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October  31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously  reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 12

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information  about you from the following sources:

» information we receive about you on  applications or other forms;
» information you give us orally; and
» information about your transactions  with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry  out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 13

EXPENSE EXAMPLE
Period Ended February 28, 2011 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of  $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 February 28, 2011).

Actual Expenses
The first line of the table below for each share class of the Fund provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $12.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of  the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees which, although not charged by the Fund, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			EXPENSES PAID DURING
	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	PERIOD SEPTEMBER 1,
	SEPTEMBER 1, 2010	FEBRUARY 28, 2011	2010 –FEBRUARY 28, 2011*
Actual	$1,000	$1,076.90	$4.89
Hypothetical	$1,000	$1,020.08	$4.76
(5% annual return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of .95%, multiplied by the average account value over the period, multiplied by
181/365 to reflect the one-half year period.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 14

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on April 20, 2010 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Performance Trust Total Return Bond Fund (the “Fund”), a series of the Trust, and Performance Trust Investment Advisors, LLC, the Fund’s investment adviser (the “Adviser”). In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Board’s responsibilities in considering the investment advisory agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Board also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the past performance of other accounts that have investment strategies that are similar to that of the Fund and are managed by the Adviser’s portfolio managers, Mr. Peter Cook, Mr. Bradley Bonga, Mr. G. Michael Plaiss and Mr. Anthony Harris; (3) the fact that the Fund will benefit from the depth of investment talent and resources of the Adviser; (4) the proposed management fee structure under the advisory agreement with the Adviser; (5) the fact that the Adviser has agreed to maintain an expense limitation agreement on behalf of the Fund; and (6) other factors deemed relevant.

The Trustees noted that Mr. Jeff Smith, Managing Director, Mr. Cook, Chief Investment Officer, Mr. Bonga, Portfolio Manager, and Ms. Cynthia Perez, Operations Manager, each of the Adviser, had attended a telephonic meeting of the Board held on June 16, 2010, and provided information concerning the Adviser’s proprietary process which would be applied to select investments for the Fund, and reviewed the background and performance track record of the persons who would serve as the portfolio managers for the Fund. At the June 16, 2010 telephonic meeting, Mr. Smith also reviewed the background and experience of the Adviser and its operations and staff, and provided information concerning the Adviser’s marketing efforts and the personnel who would lead those efforts on behalf of the Fund. The Trustees also noted that during the meeting on June 16, 2010, Ms. Perez reviewed the Adviser’s compliance program, including the experience and qualifications of Mr. David Wilding as the CCO for the Adviser.

The Board also considered the fact that the Adviser currently managed other accounts that employ similar investment processes   to those that would be applied to the Fund, and reviewed the prior performance of those accounts. In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund. Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

Discussion of Factors Considered
In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, extent and quality of services  provided to the Fund.
The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. Cook, Mr. Bonga, Mr. Plaiss and Mr. Harris, who would manage the Fund’s investment portfolio, as well as other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the due diligence questionnaire as well as other information provided by the Adviser and forwarded to the Trustees specifically for the August 10, 2010 meeting. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees also considered information presented by  the Adviser at the June 16, 2010 meeting.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 15

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program and were assured that it was compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

Investment performance of the Adviser.
In assessing the portfolio management services to be provided by the Adviser, the Trustees noted the Adviser’s presentation at the June 16, 2010 meeting, during which the representatives from the Adviser provided information concerning the founding of the Adviser and the investment management experience of the persons who would serve as the Fund’s portfolio managers. The Trustees also reviewed the Adviser’s performance for its other accounts that are managed using a strategy similar to that which would be employed by the Fund. After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the
Adviser’s management.

Costs of services and profits realized by the Adviser.
The Trustees considered the cost of services and the structure of the Adviser’s fees. The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser. The Board considered the Fund’s proposed management fee of 0.600%, noting that the fee fell into the fourth quartile compared to the Fund’s peer group of U.S. mortgage funds, above the peer group average fee of 0.453%. The Board further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 0.950% of the Fund’s average annual assets, which put the Fund’s total expense ratio into the second quartile compared to its peer group, below the peer group average of 1.159%, which fell into the third quartile for the group. The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser. The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

Extent of economies of scale as the Fund grows.
The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders). The Trustees concluded that the potential economies of scale  that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses. The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund. With respect to the Adviser’s fee structure and any applicable expense waivers,  the Trustees concluded that the realized and potential economies of scale with respect to the Fund  were acceptable.

Benefits derived from the relationship with the Fund.
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund. The Trustees examined the allocation of brokerage by the Adviser with respect to the Fund, noting that the Adviser does not currently obtain brokerage or research services through the allocation of brokerage. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in  many cases may benefit the Fund.

Conclusions
The Trustees considered all of the foregoing factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light  of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund  and its shareholders.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 16

ADDITIONAL INFORMATION

Availability of Proxy Voting Information
The Fund has adopted proxy voting policies and  procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Fund’s Statement  of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available  without charge, upon request, by calling toll free,  1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s  Forms N-CSR and N-Q on the SEC’s website at  http://www.sec.gov. Forms N-CSR and N-Q may  also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information  on the SEC’s Public Reference Room may be  obtained by calling 1 (202) 551-8090 (direct) or  1 (800) SEC-0330 (general SEC number).

Indemnifications
Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 17

INDEPENDENT TRUSTEES

NUMBER OF
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	OTHER
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DIRECTORSHIPS
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	HELD BY TRUSTEE
Dr. Michael D. Akers	Trustee	Indefinite Term;	Professor and 27		Independent
615 E. Michigan St.		Since August	Chair, Department		Trustee, USA
Milwaukee, WI 53202		22, 2001	of Accounting,		MUTUALS
Age: 55			Marquette University		(an open-end
			(2004 present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996 2004).

Gary A. Drska	Trustee	Indefinite Term;	Captain, Midwest 27		Independent
615 E. Michigan St.		Since August	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		22, 2001	(airline company)		MUTUALS
Age: 54			(1985-present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training (July 1990		two portfolios).
December 1999).

Jonas B. Siegel	Trustee	Indefinite Term;	Managing Director, 27		Independent
615 E. Michigan St.		Since October	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		23, 2009	Officer (“CAO”) and		Multi-Asset
Age: 67			Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994-Present); Vice		Trustee,
			President, Secretary,		Gottex Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-		(three closed-
			end investment		end investment
			company) (1997		companies).
2007); President,
CAO and CCO,
Granum Securities,
LLC (a broker-dealer)
(1997 2007).

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 18

INDEPENDENT TRUSTEES

NUMBER OF
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	OTHER
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DIRECTORSHIPS
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	HELD BY TRUSTEE
Joseph C.	Chairperson,	Indefinite Term;	Executive Vice 27		Trustee, Buffalo
Neuberger(1)	President and	Since August	President, U.S.		Funds (an
615 E. Michigan St.	Trustee	22, 2001	Bancorp Fund		open-end
Milwaukee, WI 53202			Services, LLC		investment
Age: 48			(1994 present).		company with
ten portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company with
two portfolios).

John P. Buckel	Vice	Indefinite Term;	Mutual Fund N/A		N/A
615 E. Michigan St.	President,	Since January	Administrator, U.S.
Milwaukee, WI	Treasurer	10, 2008 (Vice	Bancorp Fund
53202	and Principal	President); Since	Services, LLC
Age: 53	Accounting	September 10,	(2004-Present);
	Officer	2008 (Treasurer)	Mutual Fund
Administrator, United
Missouri Bank
(2000 2004).

Robert M. Slotky	Vice	Indefinite Term;	Senior Vice N/A		N/A
615 E. Michigan St.	President,	Since January	President, U.S.
Milwaukee, WI 53202	Chief	26, 2011	Bancorp Fund
Age: 63	Compliance		Services, LLC
	Officer and		(2001 Present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.
Age: 31		2005	Bancorp Fund
Services, LLC
(September
2004 Present).

Jennifer A. Lima	Assistant	Indefinite Term;	Mutual Fund N/A		N/A
615 E. Michigan St.	Treasurer	Since January	Administrator, U.S.
Milwaukee, WI 53202		10, 2008	Bancorp Fund
Age: 37			Services, LLC
(2002 Present).

(1)Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)	PAGE 19

Investment Adviser
Performance Trust Investment Advisors, LLC
500 W. Madison, Suite 1750
Chicago, Illinois 60661

888.282.3220
info@PTIAfunds.com
www.PTIAfunds.com

Fund Administrator, Transfer Agent, and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Performance Trust Total Return Bond Fund is distributed by Quasar Distributors, LLC.

PERFORMANCE TRUST
MUTUAL FUNDS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title) /s/  Joseph Neuberger
                                                  Joseph Neuberger, President

Date   May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/  Joseph Neuberger
                                                  Joseph Neuberger, President

Date   May 2, 2011

By (Signature and Title)  /s/ John Buckel
                                                  John Buckel, Treasurer

Date   May 2, 2011